BNY MELLON INVESTMENT GRADE FUNDS, INC.

BNY Mellon Inflation Adjusted Securities Fund BNY Mellon Short Term Income Fund BNY MELLON OPPORTUNITY FUNDS

BNY Mellon Japan Womenomics Fund

Incorporated herein by reference is a supplement to the above-referenced fund's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 19, 2020 (SEC Accession No. 0000053808-20-000026).